United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Stock and Bond Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 32.6%
		Consumer Discretionary – 4.8%
2,500	[1]	Amazon.com, Inc.	312,075
1,900	[1]	Bed Bath & Beyond, Inc.	68,343
2,500		Best Buy Co., Inc.	78,475
13,700		Comcast Corp., Class A	234,544
59,200		D. R. Horton, Inc.	607,392
4,400	[1]	DIRECTV- Class A	166,848
1,645	[1]	Discovery Communications, Inc.	62,099
74,700	[1]	Ford Motor Co.	843,363
3,300		Gap (The), Inc.	55,737
1,100		Genuine Parts Co.	46,123
4,500		Harley Davidson, Inc.	109,440
34,000		Home Depot, Inc.	945,540
15,000		Johnson Controls, Inc.	397,950
24,900		KB HOME	256,719
2,200	[1]	Kohl's Corp.	103,356
8,200	[1]	Las Vegas Sand Corp.	232,306
46,700		Lennar Corp., Class A	615,039
1,900		Limited Brands	44,840
41,300		Lowe's Cos., Inc.	838,390
9,700		M.D.C. Holdings, Inc.	258,214
3,000		Macy's, Inc.	58,320
12,674		McDonald's Corp.	925,962
400	[1]	NVR, Inc.	241,664
10,400		News Corp., Inc. — Class A	130,728
1,200		Nordstrom, Inc.	34,704
1,000	[1]	O'Reilly Automotive, Inc.	47,270
15,000		Omnicom Group, Inc.	525,150
1,700		Penney (J.C.) Co., Inc.	34,000
300	[1]	Priceline.com, Inc.	87,444
74,800	[1]	Pulte Group, Inc.	600,644
900		Ross Stores, Inc.	44,667
16,000		Ryland Group, Inc.	257,760
700		Sherwin-Williams Co.	49,266
5,300		Staples, Inc.	94,181
3,000		TJX Cos., Inc.	119,070
5,400		Target Corp.	276,264
1,669		Time Warner Cable, Inc.	86,137
5,300		Time Warner, Inc.	158,894
37,000	[1]	Toll Brothers, Inc.	639,360
2,900		Viacom, Inc., Class B — New	91,118
9,300		Walt Disney Co.	303,087
		TOTAL	11,082,483
		Consumer Staples – 3.0%
10,020		Altria Group, Inc.	223,646
10,856		Archer-Daniels-Midland Co.	334,148

Shares or Principal Amount			Value in U.S. Dollars
3,200		Colgate-Palmolive Co.	236,288
2,194		ConAgra Foods, Inc.	47,369
1,800		Dr. Pepper Snapple Group, Inc.	66,276
3,176		General Mills, Inc.	114,844
12,549		Heinz (H.J.) Co.	580,266
1,214		Kellogg Co.	60,312
2,700		Kimberly-Clark Corp.	173,880
8,378		Kraft Foods, Inc., Class A	250,921
13,300		Kroger Co.	262,409
745		Lorillard, Inc.	56,627
8,000		Mead Johnson Nutrition Co.	417,520
10,099		Nestle SA	523,228
7,717		PepsiCo, Inc.	495,277
8,812		Philip Morris International, Inc.	453,289
23,200		Procter & Gamble Co.	1,384,344
3,100		Sara Lee Corp.	44,764
20,158		The Coca-Cola Co.	1,127,235
3,800		Wal-Mart Stores, Inc.	190,532
		TOTAL	7,043,175
		Energy – 3.4%
2,929		Anadarko Petroleum Corp.	134,705
5,164		Apache Corp.	463,985
2,400		Baker Hughes, Inc.	90,192
4,050		Chesapeake Energy Corp.	83,754
23,379		Chevron Corp.	1,733,787
9,183		ConocoPhillips	481,465
2,716		Devon Energy Corp.	163,720
1,463		EOG Resources, Inc.	127,091
44,446		Exxon Mobil Corp.	2,629,425
6,129		Halliburton Co.	172,899
1,464		Hess Corp.	73,566
4,440		Marathon Oil Corp.	135,376
27	[1]	NRG Energy, Inc.	549
2,580		National-Oilwell, Inc.	96,982
4,817		Occidental Petroleum Corp.	352,026
12,000		Schlumberger Ltd.	639,960
1,692	[1]	Southwestern Energy Co.	55,362
3,407		Spectra Energy Corp.	69,298
14,093	[1]	Weatherford International Ltd.	210,127
3,500		Williams Companies, Inc.	63,455
		TOTAL	7,777,724
		Financials – 5.0%
3,900		AON Corp.	141,336
6,700		Aflac, Inc.	316,575
7,800		Allstate Corp.	215,280
8,312		American Express Co.	331,399
38		Avalonbay Communities, Inc.	3,998
81,252		Bank of America Corp.	1,011,587
24,063	[1]	Berkshire Hathaway, Inc. — Class B	1,895,683

Shares or Principal Amount			Value in U.S. Dollars
37		Boston Properties, Inc.	3,012
448		CME Group, Inc.	111,140
3,181		Capital One Financial Corp.	120,433
4,800		Chubb Corp.	264,576
237,949	[1]	Citigroup, Inc.	885,170
31		Equity Residential Properties Trust	1,421
986		Franklin Resources, Inc.	95,159
5,239		Goldman Sachs Group, Inc.	717,429
6,400		Hartford Financial Services Group, Inc.	129,024
78		Host Hotels & Resorts, Inc.	1,024
40,188		J.P. Morgan Chase & Co.	1,461,236
5,200		Loews Corp.	182,728
7,900		Marsh & McLennan Cos., Inc.	187,388
18,300		MetLife, Inc.	688,080
9,554		Morgan Stanley	235,888
4,000		PNC Financial Services Group	203,840
4,700		Principal Financial Group	108,335
9,800		Progressive Corp. Ohio	194,040
6,800		Prudential Financial	343,876
86		Public Storage	8,430
6,699		Schwab (Charles) Corp.	85,479
65		Simon Property Group, Inc.	5,879
3,437		State Street Corp.	120,570
8,210		The Bank of New York Mellon Corp.	199,257
17,700		The Travelers Cos, Inc.	866,946
20,726		U.S. Bancorp	431,101
90		Ventas, Inc.	4,546
91		Vornado Realty Trust	7,376
		TOTAL	11,579,241
		Health Care – 3.7%
22,094		Abbott Laboratories	1,090,118
1,451		Aetna, Inc.	38,771
3,700		Allergan, Inc.	227,254
900		AmerisourceBergen Corp.	24,552
12,209	[1]	Amgen, Inc.	623,147
2,030		Baxter International, Inc.	86,397
802		Becton, Dickinson & Co.	54,688
5,247	[1]	Boston Scientific Corp.	27,232
24,053		Bristol-Myers Squibb Co.	627,302
892		CIGNA Corp.	28,740
1,193		Cardinal Health, Inc.	35,742
7,552	[1]	Celgene Corp.	389,079
1,826	[1]	Express Scripts, Inc., Class A	77,788
6,723	[1]	Gilead Sciences, Inc.	214,195
600	[1]	Hospira, Inc.	30,816
600	[1]	Humana, Inc.	28,674
119	[1]	Intuitive Surgical, Inc.	31,539
26,378		Johnson & Johnson	1,504,074
400	[1]	Laboratory Corp. of America Holdings	29,048

Shares or Principal Amount			Value in U.S. Dollars
7,722		Lilly (Eli) & Co.	259,150
908		McKesson HBOC, Inc.	52,709
1,603	[1]	Medco Health Solutions, Inc.	69,698
3,732		Medtronic, Inc.	117,483
35,731		Merck & Co., Inc.	1,256,302
74,782		Pfizer, Inc.	1,191,277
511		Quest Diagnostics, Inc.	22,229
1,086	[1]	St. Jude Medical, Inc.	37,543
941		Stryker Corp.	40,642
3,196	[1]	Thermo Fisher Scientific, Inc.	134,616
3,735		UnitedHealth Group, Inc.	118,474
1,444	[1]	Wellpoint, Inc.	71,738
709	[1]	Zimmer Holdings, Inc.	33,444
		TOTAL	8,574,461
		Industrials – 3.7%
4,730		3M Co.	371,542
3,700		Avery Dennison Corp.	120,324
5,067		Boeing Co.	309,746
300		C.H. Robinson Worldwide, Inc.	19,497
600		CSX Corp.	29,934
4,213		Caterpillar, Inc.	274,519
3,628		Cummins, Inc.	269,959
3,570		Danaher Corp.	129,698
6,648		Deere & Co.	420,619
13,700	[1]	Delta Air Lines, Inc.	143,302
6,900		Donnelley (R.R.) & Sons Co.	104,501
1,143		Eaton Corp.	79,416
4,975		Emerson Electric Co.	232,084
4,300		Equifax, Inc.	126,721
500		FedEx Corp.	39,025
4,500		Fluor Corp.	200,970
2,575		General Dynamics Corp.	143,865
77,721		General Electric Co.	1,125,400
5,097		Honeywell International, Inc.	199,242
2,572		Illinois Tool Works, Inc.	106,121
6,100		Iron Mountain, Inc.	123,708
6,500		Joy Global, Inc.	368,810
800		L-3 Communications Holdings, Inc.	53,280
2,074		Lockheed Martin Corp.	144,184
600		Norfolk Southern Corp.	32,208
2,019		Northrop Grumman Corp.	109,268
2,411		PACCAR, Inc.	98,827
1,400		Parker-Hannifin Corp.	82,824
7,100		Pitney Bowes, Inc.	136,604
5,365		Precision Castparts Corp.	607,211
2,594		Raytheon Co.	113,928
11,000		Republic Services, Inc.	323,730
5,000		Robert Half International, Inc.	107,900
1,100		Rockwell Collins	59,323

Shares or Principal Amount			Value in U.S. Dollars
2,900	[1]	Stericycle, Inc.	189,950
12,435		Tyco International Ltd.	463,577
900		Union Pacific Corp.	65,646
1,700		United Parcel Service, Inc.	108,460
6,248		United Technologies Corp.	407,432
16,400		Waste Management, Inc.	542,676
		TOTAL	8,586,031
		Information Technology – 5.8%
2,355	[1]	Adobe Systems, Inc.	65,375
3,741		Altera Corp.	92,290
3,749		Analog Devices, Inc.	104,522
9,147	[1]	Apple, Inc.	2,226,105
15,130		Applied Materials, Inc.	157,201
2,298		Automatic Data Processing, Inc.	88,726
9,781		Broadcom Corp.	293,137
61,834	[1]	Cisco Systems, Inc.	1,239,772
1,316	[1]	Cognizant Technology Solutions Corp.	75,808
11,367		Corning, Inc.	178,235
12,905	[1]	Dell, Inc.	151,892
15,368	[1]	EMC Corp. Mass	280,312
5,152	[1]	eBay, Inc.	119,733
1,333	[1]	Google, Inc.	599,877
21,717		Hewlett-Packard Co.	835,670
62,049		Intel Corp.	1,099,508
12,792		International Business Machines Corp.	1,576,358
1,482	[1]	Intuit, Inc.	63,430
4,100	[1]	Juniper Networks, Inc.	111,520
2,558		Linear Technology Corp.	73,287
13,000	[1]	Marvell Technology Group Ltd.	207,220
509		Mastercard, Inc. Class A	100,965
10,945	[1]	Micron Technology, Inc.	70,759
52,504		Microsoft Corp.	1,232,794
16,058	[1]	Motorola, Inc.	120,917
7,268	[1]	NVIDIA Corp.	67,810
41,928		Oracle Corp.	917,385
12,386		Qualcomm, Inc.	474,508
600	[1]	Salesforce.com, Inc.	65,928
4,534	[1]	Symantec Corp.	61,798
13,770		Texas Instruments, Inc.	317,123
2,100		Visa, Inc.-Class A Shares	144,858
3,844		Western Union Co.	60,274
3,102		Xilinx, Inc.	74,913
5,355	[1]	Yahoo, Inc.	70,043
		TOTAL	13,420,053
		Materials – 0.7%
8,300		Agnico Eagle Mines, Ltd.	539,251
2,700		Agrium, Inc.	187,839
9		Air Products & Chemicals, Inc.	666
400		Airgas, Inc.	26,320

Shares or Principal Amount			Value in U.S. Dollars
82		Alcoa, Inc.	837
2,200		CF Industries Holdings, Inc.	203,500
4		Cliffs Natural Resources, Inc.	245
60		Dow Chemical Co.	1,462
49		Du Pont (E.I.) de Nemours & Co.	1,998
22		Ecolab, Inc.	1,043
1,425		Freeport-McMoRan Copper & Gold, Inc.	102,571
2		International Paper Co.	41
1,900		Lubrizol Corp.	177,289
85		Monsanto Co.	4,475
4,200		Mosaic, Co./The	246,372
87		Newmont Mining Corp.	5,335
93		Nucor Corp.	3,421
66		PPG Industries, Inc.	4,345
39		Praxair, Inc.	3,355
91		Sigma-Aldrich Corp.	4,838
82		United States Steel Corp.	3,486
52		Vulcan Materials Co.	1,912
565		Weyerhaeuser Co.	8,870
		TOTAL	1,529,471
		Telecommunication Services – 0.5%
7,200		AT&T, Inc.	194,616
44,200		Frontier Communications Corp.	341,666
97,000		Qwest Communications International, Inc.	548,050
		TOTAL	1,084,332
		Utilities – 2.0%
4,881	[1]	AES Corp.	49,981
1,776		Ameren Corp.	49,852
22,482		American Electric Power Co., Inc.	796,088
3,400		CenterPoint Energy, Inc.	50,286
2,354		Consolidated Edison Co.	111,886
1,514		Constellation Energy Group	44,406
1,387		DTE Energy Co.	64,981
4,437		Dominion Resources, Inc.	189,726
28,386		Duke Energy Corp.	487,955
1,034		EQT Corp.	33,708
2,392		Edison International	80,730
1,395		Entergy Corp.	109,982
4,930		Exelon Corp.	200,750
2,603		FirstEnergy Corp.	95,088
3,102		NextEra Energy, Inc.	166,670
2,781		P G & E Corp.	130,039
3,217		PPL Corp.	87,374
2,425		Progress Energy, Inc.	104,057
3,766		Public Service Enterprises Group, Inc.	120,361
1,511		Questar Corp.	24,599
1,818		Sempra Energy	92,573
25,359		Southern Co.	930,422
9,100		Wisconsin Energy Corp.	507,234

Shares or Principal Amount			Value in U.S. Dollars
3,840		Xcel Energy, Inc.	85,670
		TOTAL	4,614,418
		TOTAL COMMON STOCKS (IDENTIFIED COST $74,162,231)	75,291,389
		Asset-Backed SecuritIES – 1.1%
$5,652	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	4,692
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	266,096
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	848,200
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	387,893
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	91,539
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	389,371
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	336,222
250,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	263,875
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,428,169)	2,587,888
		Collateralized Mortgage Obligations – 0.8%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	818,242
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	472,161
598,114	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	625,098
4,869	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,797
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,861,344)	1,919,298
		Corporate Bonds – 7.8%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	119,350
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,726
100,000		Praxair, Inc., 4.625%, 03/30/2015	112,749
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	39,037
		TOTAL	314,862
		Basic Industry - Metals & Mining – 0.4%
80,000		Alcan, Inc., 5.000%, 06/01/2015	87,709
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	71,578
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	109,425
10,000		BHP Finance (USA), Inc., Company Guarantee, 6.500%, 4/01/2019	12,243
200,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/01/2019	250,968
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	130,817
120,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	133,539
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	103,983
		TOTAL	900,262
		Basic Industry - Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	35,752
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	102,002
		TOTAL	137,769
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	55,494
100,000		Boeing Co., 4.875%, 02/15/2020	114,786
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,906
		TOTAL	197,186

Shares or Principal Amount			Value in U.S. Dollars
		Capital Goods - Building Materials – 0.0%
$50,000		RPM International, Inc., 6.500%, 02/15/2018	55,931
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	43,797
		TOTAL	99,728
		Capital Goods - Diversified Manufacturing – 0.2%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	23,518
70,000		Emerson Electric Co., 4.875%, 10/15/2019	80,640
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	74,908
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	116,078
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	72,787
		TOTAL	367,931
		Capital Goods - Environmental – 0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	123,938
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,380
		TOTAL	155,318
		Capital Goods - Packaging – 0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	41,293
		Communications - Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,479
100,000		Comcast Corp., 7.050%, 03/15/2033	120,765
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	118,736
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	141,286
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,640
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	65,677
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	57,177
		TOTAL	560,760
		Communications - Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	140,970
90,000		News America, Inc., 5.650%, 08/15/2020	102,874
		TOTAL	243,844
		Communications - Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	191,977
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	102,274
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,172
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	102,320
		TOTAL	417,743
		Communications - Telecom Wirelines – 0.2%
15,000		CenturyTel, Inc., Sr. Note, 6.150%, 09/15/2019	15,260
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	165,264
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	52,202
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	108,993
40,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	47,223
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	60,620
		TOTAL	449,562
		Consumer Cyclical - Automative – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	79,944
		Consumer Cyclical - Entertainment – 0.2%
80,000		International Speedway Corp., 5.400%, 04/15/2014	85,218
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	305,850
		TOTAL	391,068

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Cyclical - Lodging – 0.0%
$50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	51,113
		Consumer Cyclical - Retailers – 0.2%
175,921	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	181,018
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	64,261
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	20,400
70,000		Target Corp., Note, 5.875%, 07/15/2016	84,065
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	49,613
		TOTAL	399,357
		Consumer Non-Cyclical - Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	106,043
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	82,695
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	33,414
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	95,070
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	71,403
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	137,554
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	117,202
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	54,561
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	32,801
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	17,684
		TOTAL	748,427
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	50,860
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	52,952
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	25,269
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	87,655
		TOTAL	216,736
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,882
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	113,099
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	99,033
		TOTAL	256,014
		Consumer Non-Cyclical - Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	52,718
		Consumer Non-Cyclical - Supermarket – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	31,516
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	92,053
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	133,770
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	35,419
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,607
80,000	[2,3]	Petroleos Mexicanos, 4.875%, 03/15/2015	84,708
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	27,693
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	30,839
		TOTAL	340,036
		Energy - Integrated – 0.2%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.950%, 4/15/2029	77,153
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	111,203
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	41,956

Shares or Principal Amount			Value in U.S. Dollars
$22,230	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	22,609
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	112,037
		TOTAL	364,958
		Energy - Oil Field Services – 0.1%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 3/15/2019	62,196
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	27,733
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	22,274
		TOTAL	112,203
		Energy - Refining – 0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	113,654
25,000		Valero Energy Corp., 9.375%, 03/15/2019	31,951
		TOTAL	145,605
		Financial Institution - Banking – 1.1%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	53,942
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	137,491
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	89,000
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	81,683
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	84,766
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,643
200,000		First Union Institutional, Bond, 8.040%, 12/1/2026	203,750
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	53,092
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	345,164
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 4/01/2018	164,364
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	90,875
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	108,380
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 7/15/2013	80,038
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,388
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	32,165
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	106,787
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	109,379
30,000		Northern Trust Corp., 4.625%, 05/01/2014	33,195
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,422
470,547	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	262,890
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,940
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	114,802
140,000		Wachovia Corp., 5.750%, 02/01/2018	158,475
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	40,637
		TOTAL	2,548,268
		Financial Institution - Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	260,026
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	55,261
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	47,227
100,000	[2,3]	FMR LLC, 4.750%, 3/01/2013	105,914
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	26,268
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	30,543
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	111,479
60,000		Lehman Brothers Holdings, Note, 4.800%, 3/13/2014	12,900
30,000		Nuveen Investments, 5.000%, 9/15/2010	30,075
30,000		Nuveen Investments, 5.500%, 09/15/2015	23,400

Shares or Principal Amount			Value in U.S. Dollars
$75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	90,468
		TOTAL	793,561
		Financial Institution - Finance Noncaptive – 0.6%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	206,274
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	66,006
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	99,525
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	133,116
120,000		Capital One Capital IV, 6.745%, 02/17/2037	115,500
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,725
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	564,632
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	33,932
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	80,000
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	35,732
		TOTAL	1,356,442
		Financial Institution - Insurance - Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	58,077
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	58,891
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	53,523
		TOTAL	170,491
		Financial Institution - Insurance - Life – 0.8%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	116,194
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	142,816
90,000		MetLife, Inc., 6.750%, 06/01/2016	106,884
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,600
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	103,641
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	309,630
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	53,558
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	46,363
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	12,159
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	107,707
750,000	[2]	Union Central Life Ins Co., Note, 8.200%, 11/1/2026	751,375
		TOTAL	1,762,927
		Financial Institution - Insurance - P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	90,141
80,000		CNA Financial Corp., 6.500%, 08/15/2016	86,529
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	17,491
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	52,836
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	104,998
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	36,453
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,455
		TOTAL	399,903
		Financial Institution - REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,667
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	84,088
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	41,267
40,000		Liberty Property LP, 6.625%, 10/01/2017	45,817
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	123,577
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	21,626
40,000		Simon Property Group LP, 6.750%, 05/15/2014	46,716

Shares or Principal Amount			Value in U.S. Dollars
$50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	54,116
		TOTAL	467,874
		Foreign - Local - Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	68,204
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	135,243
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	93,515
		TOTAL	228,758
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,562
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	49,563
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	61,643
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	120,395
50,000		Harris Corp., 5.950%, 12/01/2017	57,475
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	70,207
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	240,051
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	101,789
		TOTAL	724,685
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	111,241
50,000		Union Pacific Corp., 4.875%, 01/15/2015	55,687
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	55,667
		TOTAL	222,595
		Transportation - Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	87,516
		Utility - Electric – 0.6%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	79,005
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	53,103
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	58,862
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	46,799
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,736
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	67,654
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	96,077
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	53,088
71,405	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	78,820
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	134,427
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	144,114
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	34,961
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	65,107
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	50,107
100,000		Union Electric Co., 6.000%, 04/01/2018	116,230
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	138,520
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	87,357
		TOTAL	1,316,967
		Utility - Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	130,058
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	19,603
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,638
		TOTAL	221,299

Shares or Principal Amount		Value in U.S. Dollars
	Utility - Natural Gas Pipelines – 0.2%
$100,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,338
70,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	80,701
110,000	Enterprise Products LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	134,980
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	102,828
	TOTAL	427,847
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,670,405)	17,965,343
	Governments/Agencies – 0.1%
	Sovereign – 0.1%
75,000	United Mexican States, 6.625%, 03/03/2015	87,750
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	37,879
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,552)	125,629
	Mortgage-Backed Securities – 0.4%
8,172	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	9,086
6,241	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	7,151
14,532	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	16,054
15,148	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	16,748
4,974	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	5,491
19,472	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	21,329
55,845	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	59,721
2,340	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	2,390
1,075	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,147
13,138	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	14,209
16,876	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	18,671
11,165	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	12,367
28,808	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	31,795
61,424	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	65,661
61,284	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	65,511
29,487	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	32,329
58,628	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	62,839
66,829	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	71,457
2,835	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,396
1,562	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,772
12,830	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	14,553
479	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	512
19,738	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	21,836
2,610	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,858
1,505	Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,686
277	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	315
55,054	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	60,394
22,437	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	24,613
49,679	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	53,565
67,478	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	72,196
1,409	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,561
4,981	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	5,700
12,797	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	14,300
477	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	545
656	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	733
10,555	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,799

Shares or Principal Amount			Value in U.S. Dollars
$11,130		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	12,443
2,058		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,358
13,997		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	15,990
12,525		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	13,990
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $791,593)	851,071
		MUNICIPAL – 0.1%
		Illinois – 0.1%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	104,925
		U.S. Treasury – 2.3%
1,800,000	[4,5]	United States Treasury Bill, 0.140%, 10/21/2010	1,799,703
2,300,000	[4,5]	United States Treasury Bill, 0.150%, 11/4/2010	2,299,387
400,000	[4,5]	United States Treasury Bill, 0.170%, 9/16/2010	399,974
800,000	[4,5]	United States Treasury Bond, 3.500%, 2/15/2039	796,937
100,000	[4,5]	United States Treasury Note, 3.125%, 8/31/2013	107,258
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,326,270)	5,403,259
		EXCHANGE-TRADED FUNDS – 19.5%
303,007		iShares MSCI Emerging Market Index Fund	12,141,490
544,132		iShares Russell 2000 Index Fund	32,794,836
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $45,592,686)	44,936,326
		MUTUAL FUNDS – 35.3%;6
134,886		Emerging Markets Fixed Income Core Fund	3,657,518
290,142		Federated InterContinental Fund, Institutional Shares	11,765,268
562,861		Federated Mid Cap Growth Strategies Fund, Institutional Shares	15,596,875
668,796		Federated Mortgage Core Portfolio	6,828,406
101,495		Federated Project and Trade Finance Core Fund	1,010,892
26,534,582	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	26,534,582
2,500,100		High Yield Bond Portfolio	15,950,638
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $80,261,074)	81,344,179
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $227,290,324)[8]	230,529,307
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[9]	113,347
		TOTAL NET ASSETS — 100%	$230,642,654

At August 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	11	$1,206,425	September 2010	$(10,045)
1CAC 40 Index Short Futures	90	$3,136,950	September 2010	$169,117
1OMX 30 Index Short Futures	134	$13,574,200	September 2010	$(32,251)
1SGX MSCI Singapore Index Short Futures	17	$1,183,200	September 2010	$(17,887)
1S&P/TSE 60 Index Short Futures	12	$1,663,920	September 2010	$(74,323)
[1]United States Treasury Bonds 30-Year Short Futures	51	$6,886,594	December 2010	$(33,181)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,574,219	December 2010	$873
[1]United States Treasury Notes 10-Year Short Futures	10	$1,256,250	December 2010	$2,157
1AEX Index Long Futures	49	$3,097,780	September 2010	$(138,007)
1FTSE 100 Index Long Futures	47	$2,444,705	September 2010	$62,107
1FTSE/MIB Index Long Futures	9	$887,715	September 2010	$(49,904)
[1]Hang Seng Index Long Futures	15	$15,240,000	September 2010	$(18,203)
1IBEX 35 Index Long Futures	5	$508,825	September 2010	$(8,475)
1S&P 500 Index Long Futures	106	$27,779,950	September 2010	$(183,374)
[1]Swiss Market Index Long Futures	69	$4,259,370	September 2010	$(111,378)
[1]Topix Index Long Futures	25	$200,125,000	September 2010	$(177,568)
[1]United States Treasury Notes 5-Year Long Futures	40	$4,812,813	December 2010	$(2,620)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(622,962)

At August 31, 2010, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment-Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 8/31/2010[10]	1.21%
Notional Amount	$15,000,000
Market Value	$(34,907)
Upfront Premiums Paid/(Received)	$(94,117)
Unrealized Depreciation	$(129,024)

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/15/2010	9,820,000 Euro	$12,040,400	$403,800
Contracts Sold:
9/15/2010	9,820,000 Euro	$12,057,585	$(386,615)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$17,185

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $3,916,014, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2010, these liquid restricted securities amounted to $3,164,639, which represented 1.4% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Union Central Life Ins. Co., Note, 8.200%, 11/1/2026	3/31/1999	$790,785	$751,375
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	At August 31, 2010, the cost of investments for federal tax purposes was $227,290,254. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $3,239,053. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,892,382 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,653,329.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$72,520,187	$ —	$ —	$72,520,187
International	2,771,202[1]	—	—	2,771,202
Debt Securities:
Assets-Backed Securities	—	2,587,888	—	2,587,888
Collateralized Mortgage Obligations	—	1,919,298	—	1,919,298
Corporate Bonds	—	17,965,343	—	17,965,343
Governments/Agencies	—	125,629	—	125,629
Mortgage-Backed Securities	—	851,071	—	851,071
Municipal	—	104,925	—	104,925
U.S. Treasury	—	5,403,259	—	5,403,259
Exchange-Traded Funds	44,936,326	—	—	44,936,326
Mutual Funds	81,344,179	—	—	81,344,179
TOTAL SECURITIES	$201,571,894	$28,957,413	$ —	$230,529,307
TOTAL FINANCIAL INSTRUMENTS**	$(622,962)	$(111,839)	$ —	$(734,801)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.
1	Includes $525,749 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010